Stockholders' Equity	12 Months Ended
Oct. 31, 2012
Stockholders' Equity

Note 10—Stockholders’ Equity

In March 2000, the Company’s stockholders approved the Company’s 2000 Stock Incentive Plan (the “2000 Plan”), which generally replaced the Company’s previous stock option plans. Under the 2000 Plan as amended, 43,744,836 shares are reserved for issuance over its term, consisting of 12,944,836 shares authorized under predecessor plans plus an additional 30,800,000 shares. The plan was amended in March 2007 to allow for the issuance of restricted stock and restricted stock units. The maximum number of shares that may be reserved for issuance of restricted stock or restricted stock unit awards is 11,100,000. Nonqualified and incentive options may be granted to officers and employees selected by the plan’s administrative committee at an exercise price not less than the fair market value of the underlying shares on the date of grant. Options vest over a period of time, generally three years, as designated by the committee and are subject to such other terms and conditions as the committee determines. The Company issues new shares for stock option exercises and restricted stock grants.

For non-performance based options, the Company uses the Black-Scholes option-pricing model to value stock-based compensation expense. Forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The expected term of options granted is derived from historical data on employee exercises. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. Expected volatility is based on the historical volatility of the Company’s stock. The fair value of each option grant was estimated as of the grant date using the Black-Scholes option-pricing model for the years ended October 31, 2012, 2011, and 2010, assuming risk-free interest rates of 1.1%, 1.9%, and 2.7%, respectively; volatility of 76.5%, 82.4%, and 73.6%, respectively; zero dividend yield; and expected lives of 7.1 years, 5.3 years, and 6.4 years, respectively. The weighted average fair value of options granted was $2.58, $3.39, and $1.04 for the years ended October 31, 2012, 2011, and 2010, respectively. The Company records stock-based compensation expense using the graded vested method over the vesting period, which is generally three years. As of October 31, 2012, the Company had approximately $2 million of unrecognized compensation expense, for non-performance based options, expected to be recognized over a weighted average period of approximately 1.5 years. Compensation expense was included as selling, general and administrative expense for fiscal 2012, 2011, and 2010.

Changes in shares under option, excluding performance based options, are summarized as follows:

	Year Ended October 31,
	2012		2011		2010
In thousands	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding, beg. of year	13,399,381	$4.40	12,731,430	$4.48	15,909,101	$7.32
Granted	375,000	3.66	2,315,000	5.01	4,403,407	3.83
Exercised	(506,329)	2.23	(757,538)	3.92	(713,062)	3.84
Canceled/Forfeited	(942,553)	4.08	(889,511)	7.63	(6,868,016)	10.69

Outstanding, end of year	12,325,499	4.49	13,399,381	4.40	12,731,430	4.48

Exercisable, end of year	7,903,327	4.94	6,042,873	5.64	4,892,680	6.70

The aggregate intrinsic value of options exercised, outstanding and exercisable as of October 31, 2012 is $1 million, $6 million and $4 million, respectively. The weighted average life of options outstanding and exercisable as of October 31, 2012 is 5.2 years and 4.2 years, respectively.

Outstanding stock options, excluding performance based options, at October 31, 2012 consist of the following:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
		(Years)
$1.04 - $2.34	3,490,755	6.1	$1.97	2,424,005	$1.99
$2.35 - $4.60	2,706,750	7.2	3.07	1,392,489	3.24
$4.61 - $6.64	3,684,156	5.6	5.10	1,642,995	5.11
$6.65 - $8.70	1,074,338	0.3	6.83	1,074,338	6.83
$8.71 - $10.75	962,000	2.0	8.87	962,000	8.87
$10.76 - $16.36	407,500	1.9	13.43	407,500	13.43

	12,325,499	5.2	4.49	7,903,327	4.94

Changes in non-vested shares under option, excluding performance based options, for the year ended October 31, 2012 are as follows:

	Shares	Wtd. Avg. Grant Date Fair Value
Non-vested, beginning of year	7,356,508	$1.81
Granted	375,000	2.58
Vested	(3,176,993)	1.72
Canceled	(132,343)	2.41

Non-vested, end of year	4,422,172	1.92

Of the 4.4 million non-vested shares under option as of October 31, 2012, approximately 4.3 million are expected to vest over their respective lives.

As of October 31, 2012, there were 2,359,606 shares of common stock that were available for future grant. Of these shares, 2,141,295 were available for issuance of restricted stock.

In April 2010, the Company commenced a tender offer for employees and consultants of the Company, other than the Company’s executive officers and members of its board of directors, to exchange some or all of their outstanding eligible stock options to purchase shares of the Company’s common stock for new stock options with a lower exercise price. Eligible stock options were those with an exercise price greater than $7.71 per share and granted prior to October 19, 2008. The terms of the offer were such that an eligible optionee would receive one new stock option for every one and one-half surrendered stock options with an exercise price of $7.72 to $10.64 per share and one new stock option for every two surrendered stock options with an exercise price of $10.65 per share and above. These exchange ratios were designed so that the stock compensation expense associated with the new options to be granted, calculated using the Black-Scholes option-pricing model, was equal to the unrecognized compensation expense on the options to be surrendered. Pursuant to the tender offer, 3,754,352 eligible stock options were surrendered. On May 18, 2010, the Company granted an aggregate of 2,058,007 new stock options in exchange for the eligible stock options surrendered, at an exercise price of $5.08 per share, which was the closing price of the Company’s common stock on that date. The remaining 1,696,345 canceled shares are not eligible for re-grant.

In June 2011, the Company granted performance based options and performance based restricted stock units to certain key employees and executives. In addition to a required service period, the vesting of the options is contingent upon a combination of the Company’s achievement of specified annual performance targets and specified common stock price thresholds, while the vesting of the restricted stock units is contingent upon a required service period as well as the Company’s achievement of a specified common stock price threshold. The Company believes that the granting of these awards serves to further align the interests of its employees and executives with those of its stockholders. Based on the vesting contingencies in the awards, the Company used a Monte-Carlo simulation in order to determine the grant date fair values of the awards. The assumptions used in the Monte-Carlo simulation for the options and restricted stock units included a risk-free interest rate of 3.0% and 1.7%, respectively, volatility of 67.3% and 82.0%, respectively, and zero dividend yield. The exercise price of the performance based options is $4.65. Additionally, the options were assumed to be voluntarily exercised, or canceled if underwater, at the midpoint of vesting and the contractual term. The weighted average fair value of the options was $3.21 and the weighted average fair value of the restricted stock units was $3.88.

In 2012, the Company granted additional performance based restricted stock units. The Company used a Monte-Carlo simulation to determine the grant date fair values of the awards. The assumptions used in the Monte-Carlo simulation for the restricted stock units included risk-free interest rates of 0.7% and 0.6%, volatility of 91.4% and 93.1%, and zero dividend yield. The weighted average fair value of all restricted stock units granted during 2012 was $2.27.

Activity related to performance based options and performance based restricted stock units for the fiscal year ended October 31, 2012 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2011	936,000	7,520,000
Granted	—	1,100,000
Vested	—	—
Canceled	(80,000)	(690,625)

Non-vested, October 31, 2012	856,000	7,929,375

As of October 31, 2012, the Company had approximately $2 million and $5 million of unrecognized compensation expense, net of estimated forfeitures, related to the performance options and the performance restricted stock units, respectively. This unrecognized compensation expense is expected to be recognized over a weighted average period of approximately 2.9 years and 0.8 years, respectively.

In March 2006, the Company’s stockholders approved the 2006 Restricted Stock Plan and in March 2007, the Company’s stockholders approved an amendment to the 2000 Stock Incentive Plan whereby restricted stock and restricted stock units can be issued from such plan. Stock issued under these plans generally vests from three to five years. In March 2010, the Company’s stockholders approved a grant of 3 million shares of restricted stock to a Company sponsored athlete, Kelly Slater. In accordance with the terms of the related restricted stock agreement, 2,400,000 shares have already vested, with the remaining 600,000 shares to vest in April 2013. In March 2011 and 2010, the Company’s stockholders approved amendments to the 2000 Stock Incentive Plan that increased the maximum number of total shares and the maximum number of restricted shares issuable under the plan by 10,000,000 shares and 300,000 shares, respectively.

Changes in restricted stock are as follows:

	Year Ended October 31,
	2012	2011	2010
Outstanding, beginning of year	1,911,669	2,842,004	1,022,003
Granted	105,000	120,000	3,110,000
Vested	(1,155,002)	(1,050,335)	(1,229,998)
Forfeited	(60,000)	—	(60,001)

Outstanding, end of year	801,667	1,911,669	2,842,004

Compensation expense for restricted stock is determined using the intrinsic value method and forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The Company monitors the probability of meeting the restricted stock performance criteria, if any, and will adjust the amortization period as appropriate. As of October 31, 2012, there had been no acceleration of the amortization period. As of October 31, 2012, the Company had approximately $0.5 million of unrecognized compensation expense expected to be recognized over a weighted average period of approximately one year.

The Company began the Quiksilver Employee Stock Purchase Plan (the “ESPP”) in fiscal 2001, which provides a method for employees of the Company to purchase common stock at a 15% discount from fair market value as of the beginning or end of each purchasing period of six months, whichever is lower. The ESPP covers substantially all full-time domestic and Australian employees who have at least five months of service with the Company. Since the adoption of guidance within ASC 718, “Stock Compensation,” compensation expense has been recognized for shares issued under the ESPP. During fiscal 2012, 2011 and 2010, 461,088, 310,700, and 508,592 shares of stock were issued under the plan with proceeds to the Company of approximately $1 million per year.

During fiscal 2012, 2011 and 2010, the Company recognized total compensation expense related to options, restricted stock, performance based options, performance based restricted stock units and ESPP shares of approximately $23 million, $14 million, and $13 million, respectively.